Critical accounting estimates and judgements (Tables) - I-Systems	9 Months Ended
Sep. 30, 2025
Disclosure of information for cash-generating units [line items]
Schedule of key assumptions used in goodwill impairment tests

	Post-tax
	weighted	Terminal	Homes
	average cost of	growth	connected(a)
	capital	rate	(million)

September 30, 2025	10.4%	4.6%	0.6 – 1.8
December 31, 2024	9.4%	4.7%	0.7 – 3.1

(a)	Total homes connected at the beginning and end of the 10-year forecast period

Schedule of sensitivities to key assumptions used in goodwill impairment tests

1% increase
	in post-tax	1% decrease	15% decrease
	weighted average	in terminal	in homes
	cost of capital	growth rate	connected growth
	$'m	$'m	$'m

September 30, 2025	49.7	27.3	63.4
December 31, 2024	–	–	–